Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Oct. 31, 2012	Oct. 31, 2011
Condensed Consolidated Balance Sheets [Abstract]
Trade accounts receivable, allowance for doubtful accounts	$ 92,148	$ 145,616
Preferred stock, no par value
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, no par value
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	6,411,592	6,287,761
Common stock, shares outstanding	6,411,592	6,287,761